Net finance costs	12 Months Ended
Dec. 31, 2017
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Net finance costs

6. Net finance costs

All figures in £ millions	Notes	2017	2016	2015
Interest payable		(99)	(74)	(61)
Net foreign exchange losses		—	(21)	(36)
Finance costs associated with transactions		(6)	—	—
Derivatives not in a hedge relationship		(5)	(2)	(3)

Finance costs		(110)	(97)	(100)

Interest receivable		20	15	15
Net finance income in respect of retirement benefits	25	3	11	4
Net foreign exchange gains		44	1	43
Derivatives not in a hedge relationship		12	10	9
Derivatives in a hedge relationship		1	—	—

Finance income		80	37	71

Net finance costs		(30)	(60)	(29)

Included in interest receivable is £1m (2016: £1m, 2015: £1m) of interest receivable from related parties. There was a net movement of £1m on fair value hedges in 2017 (2016: £nil, 2015: £nil), comprising a gain of £37m (2016: loss of £4m, 2015: gain of £22m) on the underlying bonds, offset by a loss of £36m (2016: gain of £4m, 2015: loss of £22m) on the related derivative financial instruments.